Acquisitions and Other Business Activities (Narrative) (Details) $ in Thousands		1 Months Ended			9 Months Ended
	Jul. 14, 2014 shares	Sep. 30, 2015 USD ($)	Jul. 31, 2015 USD ($) shares	Apr. 30, 2015 USD ($) ft² item	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jul. 01, 2015
Consideration issued for acquisition				$ 39,000
Area of new building space under construction | ft²				126,000
Area of additional building rights | ft²				387,500
Repayment of short-term debt					$ 175,000
Revolving Credit Facility [Member]
Maturity term		5 years
Amount outstanding		$ 250,000			250,000
Repayment of short-term debt		175,000
Additional financial expense on extinguishment of short-term debt					2,700
Solid Concepts Inc [Member]
Ownership percentage	100.00%
Shares issued to settle the first annual installment of the deferred payments, share | shares			118,789
Shares issued to settle the first annual installment of the deferred payments			$ 4,100
Cash paid to settle the first annual installment of the deferred payments			$ 500
Potential retention related payments					11,100
Stock Issued During Period, Shares, Acquisitions | shares	978,601
Solid Concepts Inc [Member] | Level 3 [Member]
Fair value of the remaining deferred payments		8,100			8,100
Undiscounted amount of the remaining deferred payments		$ 9,500			$ 9,500
Increase percentage in share price whose effect on fair value of deferred payments					10.00%
Increase in fair value of remaining deferred payments due to increase of share price					$ 800
Decrease percentage in share price whose effect on fair value of deferred payments liability					10.00%
Increase in fair value of deferred payments liability due to decrease of share price					$ 200
Solid Concepts Inc [Member] | Retention-related and other payments [Member]
Shares issued to settle the first annual installment of the deferred payments, share | shares			117,611
Shares issued to settle the first annual installment of the deferred payments			$ 4,100
Cash paid to settle the first annual installment of the deferred payments			$ 2,800
MakerBot [Member]
Number of stores | item				3
Rapid Technologies GmbH [Member]
Ownership percentage							100.00%